Selling, general and administrative expenses - Schedule of expenses (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Analysis of income and expense [abstract]
Distribution expenses	SFr (61.5)	SFr (36.1)	SFr (120.7)	SFr (67.0)
Selling expenses	(31.8)	(20.1)	(59.5)	(36.0)
Marketing expenses	(51.5)	(34.6)	(96.0)	(62.9)
Share-based compensation	(9.1)	5.6	(14.0)	2.5
General and administrative expenses	(71.2)	(49.3)	(137.5)	(89.8)
Selling, general and administrative expenses	SFr (225.1)	SFr (134.5)	SFr (427.7)	SFr (253.2)